Cover	Jan. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2022
Entity File Number	000-56298
Entity Registrant Name	MOUNTAIN TOP PROPERTIES, INC.
Entity Central Index Key	0001658521
Entity Tax Identification Number	47-5544183
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3512 Desert Mesa Rd
Entity Address, City or Town	Roanoke,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76262
City Area Code	(315)
Local Phone Number	254-8553
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false